Significant Accounting Judgments and Estimates (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Significant Accounting Judgments and Estimates [Abstract]
Trade receivable	$ 7,814,036	$ 1,005,964	$ 10,861,054